Schedule of Non-vested Stock Option Activity (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Stockholders Equity Schedule Of Non-vested Stock Option Activity 1	$ 0
Stockholders Equity Schedule Of Non-vested Stock Option Activity 2	1,885,000
Stockholders Equity Schedule Of Non-vested Stock Option Activity 3	(668,728)
Stockholders Equity Schedule Of Non-vested Stock Option Activity 4	1,216,272
Stockholders Equity Schedule Of Non-vested Stock Option Activity 5	1,570,000
Stockholders Equity Schedule Of Non-vested Stock Option Activity 6	(1,802,456)
Stockholders Equity Schedule Of Non-vested Stock Option Activity 7	(225,000)
Stockholders Equity Schedule Of Non-vested Stock Option Activity 8	$ 758,816